UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 2.4%
United Technologies Corp.	687,681	$69,868,390

		$69,868,390

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	590,327	$41,594,441

		$41,594,441

Auto Components — 1.9%
Goodyear Tire & Rubber Co. (The)	1,759,026	$56,816,540

		$56,816,540

Banks — 9.8%
JPMorgan Chase & Co.	1,425,925	$94,952,346
PNC Financial Services Group, Inc. (The)	492,092	44,332,568
U.S. Bancorp	1,146,532	49,174,757
Wells Fargo & Co.	2,183,028	96,664,480

		$285,124,151

Capital Markets — 6.5%
Charles Schwab Corp. (The)	1,254,687	$39,610,469
Credit Suisse Group AG	3,989,268	52,429,448
Credit Suisse Group AG(1)	111,571	1,466,336
Goldman Sachs Group, Inc. (The)	361,429	58,287,655
Invesco, Ltd.	679,438	21,246,026
Lazard, Ltd., Class A	442,117	16,075,374

		$189,115,308

Chemicals — 1.8%
PPG Industries, Inc.	510,875	$52,804,040

		$52,804,040

Containers & Packaging — 0.9%
International Paper Co.	521,078	$25,001,323

		$25,001,323

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	1,372,715	$71,353,726

		$71,353,726

Electric Utilities — 4.0%
NextEra Energy, Inc.	589,604	$72,120,361
PG&E Corp.	717,885	43,913,026

		$116,033,387

Electrical Equipment — 2.7%
Hubbell, Inc.	450,628	$48,550,661
Rockwell Automation, Inc.	259,169	31,706,735

		$80,257,396

Energy Equipment & Services — 2.5%
Halliburton Co.	583,913	$26,206,016
Schlumberger, Ltd.	584,094	45,933,152

		$72,139,168

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 5.0%
Equity Residential	612,307	$39,389,709
Federal Realty Investment Trust	311,286	47,916,254
Public Storage	67,146	14,982,958
Simon Property Group, Inc.	211,762	43,836,852

		$146,125,773

Food & Staples Retailing — 1.3%
Kroger Co. (The)	1,300,771	$38,606,883

		$38,606,883

Food Products — 2.8%
General Mills, Inc.	574,521	$36,700,402
Kellogg Co.	581,873	45,077,701

		$81,778,103

Health Care Equipment & Supplies — 1.9%
Zimmer Biomet Holdings, Inc.	433,106	$56,312,442

		$56,312,442

Health Care Providers & Services — 1.3%
Humana, Inc.	94,083	$16,642,342
McKesson Corp.(2)	132,125	22,031,844

		$38,674,186

Household Durables — 0.8%
Whirlpool Corp.	150,787	$24,451,620

		$24,451,620

Industrial Conglomerates — 3.3%
General Electric Co.	3,293,987	$97,567,895

		$97,567,895

Insurance — 4.9%
Alleghany Corp.(3)	45,051	$23,652,676
American Financial Group, Inc.	364,186	27,313,950
Chubb, Ltd.	536,167	67,369,384
WR Berkley Corp.	419,794	24,247,301

		$142,583,311

Internet Software & Services — 3.7%
Alphabet, Inc., Class C(3)	78,382	$60,925,545
eBay, Inc.(3)	1,471,784	48,421,693

		$109,347,238

IT Services — 2.2%
Visa, Inc., Class A(2)	761,369	$62,965,216

		$62,965,216

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	149,271	$23,743,045

		$23,743,045

Machinery — 1.6%
Caterpillar, Inc.(2)	510,099	$45,281,488

		$45,281,488

Multi-Utilities — 2.3%
Sempra Energy(2)	628,923	$67,414,256

		$67,414,256

Security	Shares	Value
Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	998,820	$102,798,554
EOG Resources, Inc.	760,033	73,502,792
Exxon Mobil Corp.	246,728	21,534,420
Occidental Petroleum Corp.	1,100,637	80,258,450
Pioneer Natural Resources Co.	179,275	33,282,404

		$311,376,620

Pharmaceuticals — 9.4%
Allergan PLC(3)	156,388	$36,017,720
Eli Lilly & Co.	381,901	30,651,374
Johnson & Johnson	914,963	108,084,579
Pfizer, Inc.	2,236,829	75,761,398
Teva Pharmaceutical Industries, Ltd. ADR	295,970	13,617,580
Zoetis, Inc.	193,856	10,082,451

		$274,215,102

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	1,698,488	$64,117,922
NXP Semiconductors NV(3)	155,015	15,813,080

		$79,931,002

Specialty Retail — 1.1%
Home Depot, Inc. (The)	137,460	$17,688,353
Sally Beauty Holdings, Inc.(2)(3)	531,915	13,659,577

		$31,347,930

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	397,343	$44,919,626

		$44,919,626

Tobacco — 3.6%
Altria Group, Inc.	321,832	$20,349,437
Reynolds American, Inc.	1,770,684	83,487,751

		$103,837,188

Total Common Stocks (identified cost $2,533,342,767)		$2,840,586,794

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
iShares Russell 1000 Value ETF(2)	360,931	$38,121,532

Total Exchange-Traded Funds (identified cost $38,480,658)		$38,121,532

Short-Term Investments — 0.9%

Description	Interest/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(4)	$27,530,914	$27,530,914
State Street Navigator Securities Lending Prime Portfolio(5)	438,431	438,431

Total Short-Term Investments (identified cost $27,969,345)		$27,969,345

Value
Total Investments — 99.3% (identified cost $2,599,792,770)	$2,906,677,671

Other Assets, Less Liabilities — 0.7%	$19,070,198

Net Assets — 100.0%	$2,925,747,869

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	All or a portion of this security was on loan at September 30, 2016. The aggregate market value of securities on loan at September 30, 2016 was $50,398,808 and the total market value of the collateral received by the Portfolio was $51,065,940, including cash collateral of $438,431 and non-cash U.S. Government securities collateral of $50,627,509.

(3)	Non-income producing security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $171,604.

(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,615,833,430

Gross unrealized appreciation	$357,934,750
Gross unrealized depreciation	(67,090,509)

Net unrealized appreciation	$290,844,241

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$112,616,090	$—	$—	$112,616,090
Consumer Staples	224,222,174	—	—	224,222,174

Asset Description	Level 1	Level 2		Level 3	Total
Energy	$383,515,788	$—		$—	$383,515,788
Financials	562,926,986	53,895,784		—	616,822,770
Health Care	392,944,775	—		—	392,944,775
Industrials	334,569,610	—		—	334,569,610
Information Technology	297,163,082	—		—	297,163,082
Materials	77,805,363	—		—	77,805,363
Real Estate	146,125,773	—		—	146,125,773
Telecommunication Services	71,353,726	—		—	71,353,726
Utilities	183,447,643	—		—	183,447,643
Total Common Stocks	$2,786,691,010	$53,895,784	*	$—	$2,840,586,794
Exchange-Traded Funds	$38,121,532	$—		$—	$38,121,532
Short-Term Investments	—	27,969,345		—	27,969,345
Total Investments	$2,824,812,542	$81,865,129		$—	$2,906,677,671

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016